Unrecognized Tax Benefits Excluding Interest Correlative Effects and Indirect Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits at beginning of year	$ 15,380	$ 9,288	$ 11,011
Gross increases - tax positions in prior years	9,845	19,434	1,217
Gross decreases - tax positions in prior years	(5,121)	(13,876)	(1,510)
Gross increases - tax positions in current year	2,540	1,555	6,274
Gross decreases - tax positions in current year	(529)		(4,625)
Settlements with taxing authorities	(8,599)	(1,021)	(3,079)
Lapse of statute of limitations	(1,690)
Unrecognized tax benefits at end of year	$ 11,826	$ 15,380	$ 9,288